Bonds Payable - Additional Information (Detail) In Thousands, unless otherwise specified	12 Months Ended				1 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Mar. 31, 2013 Bonds 7.875% Due 2016 USD ($)	Mar. 31, 2013 Bonds 7.875% Due 2016 CNY	Mar. 22, 2013 Bonds 7.875% Due 2016 USD ($)	Mar. 22, 2013 Bonds 7.875% Due 2016 CNY	Mar. 22, 2013 Bonds 7.875% Due 2016 Optical fibers USD ($)	Mar. 22, 2013 Bonds 7.875% Due 2016 Optical fibers CNY
Debt Instrument [Line Items]
Debt instrument, face amount							$ 165,188	1,000,000
Debt instrument, stated rate							7.875%	7.875%
Debt instrument, maturity date					Mar. 22, 2016	Mar. 22, 2016
Debt instrument, frequency of periodic payment					Payable semi-annually in arrears on March 22 and September 22 in each year.	Payable semi-annually in arrears on March 22 and September 22 in each year.
Debt instrument, date of first required payment					Sep. 22, 2013	Sep. 22, 2013
Debt issuance costs									4,161	25,189
Debt discount							325	1,970
Proceeds from issuance of bonds, net	$ 160,702	972,841	0	0	$ 160,702	972,841
Debt instrument, effective interest rate							9.29%	9.29%